RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3. RELATED PARTY TRANSACTIONS

In June 2004, the Company entered into a Management Agreement with Scandic American Shipping Ltd. (“Scandic” or the “Manager”). The Manager is owned by a company controlled by the Chairman and Chief Executive Officer of the Company, Mr. Herbjørn Hansson and his family. In order to align the Manager's interests with those of the Company, the Company has issued to the Manager restricted common shares equal to 2% of our outstanding common shares. Any time additional common shares are issued, the Manager will receive restricted common shares to maintain the number of common shares issued to the Manager at 2% of our total outstanding common shares.

The Manager has administrative, commercial and operational responsibility for the Company's vessels and is required to manage the Company's day-to-day business subject to the Company's objectives and policies as established by the Board of Directors. For its services under the Management Agreement, the Manager is entitled to reimbursement of costs directly related to the Company plus a management fee equal to $500,000 per annum, increased from $350,000 to $500,000, effective December 1, 2011.

The Company recognized $5.0 million and $5.0 million of total costs for services provided under the Management Agreement for the nine months ended September 30, 2011, and 2010, respectively. Additionally, the Company recognized $0.0 million and $2.8 million in non-cash share-based compensation expense for the nine months ended September 30, 2011, and September 30, 2010, respectively, related to the issuance of shares to the Manager. All of these costs are included in “General and Administrative Expenses” in the statement of operations. The related party balances included within “Accounts Payable” were $0.5 million and $0.7 million for the nine months ended September 30, 2011, and September 30, 2010, respectively.

As of September 30, 2011, the Manager owned, together with its owners, 2.15% of the Company's shares.  The Management Agreement terminates on the date which is ten years from the calendar date, so that the remaining term of the Management Agreement is always ten years unless terminated earlier in accordance with its terms, essentially related to non-performance or negligence by the Manager.

In February 2011, the Company adopted a new equity incentive plan which we refer to as the 2011 Equity Incentive Plan, pursuant to which a total of 400,000 restricted shares were reserved for issuance. All of 400, 000 restricted shares were allocated among 23 persons employed in the management of the Company, including the Manager and the members of the Board.

Mr. Jan Erik Langangen, Board Member and an employee of the Company, is a partner of Langangen & Helset Advokatfirma AS, a firm which provides legal services to the Company. The Company recognized $66,647 and $46,413 in costs for the nine months ended September 30, 2011, and September 30, 2010, respectively, for the services provided by Langangen & Helset Advokatfirma AS. These costs are included in “General and Administrative Expenses” in the statement of operations. Balances in reference to this related party included within “Accounts Payable” were $0 and $0 at September 30, 2011 and 2010, respectively.

Mr. Rolf Amundsen, the Company's Investor Relations Manager, is a partner of Amundsen & Partners AS, a firm which provides consultancy services to the Company.  The Company recognized $54,015 and $39,864 in costs for the nine months ended September 30, 2011 and September 30, 2010 respectively, for the services provided by Amundsen & Partners AS. These costs are included in “General and Administrative Expenses” within the statement of operations. Balances in reference to this related party included in “Accounts Payable” were $8,944 and $15,593 at September 30, 2011 and 2010, respectively.